Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operations
Earnings/(loss) before interest and tax (EBIT/(LBIT))	R 21,520	R 61,417	R 16,619
Adjusted for
share of profits of equity accounted investments	(2,623)	(3,128)	(814)
equity-settled share-based payment	1,033	1,164	1,927
depreciation and amortisation	16,491	14,073	17,644
effect of remeasurement items	33,898	(9,903)	23,218
movement in long-term provisions
income statement charge	(718)	643	(3)
utilisation	(811)	(310)	(388)
movement in short-term provisions	(261)	(2,182)	2,839
movement in post-retirement benefits	381	443	880
translation effects	(1,821)	(886)	(5,047)
write-down of inventories to net realisable value	948	451	83
movement in financial assets and liabilities	(6,708)	2,760	(4,225)
movement in other receivables and payables	(5,205)	3,223	(240)
other non-cash movements	463	(91)	(225)
Cash flow from operations	R 56,587	R 67,674	R 52,268